Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenues
Operating revenue	$ 73,163	$ 74,381	$ 150,970	$ 151,700
Expenses
Brokerage commissions	1,219	1,389	2,360	2,914
Voyage expenses	13,930	13,516	28,908	28,515
Vessel operating expenses	26,040	25,001	52,751	48,906
Depreciation and amortization	19,029	18,304	38,410	35,938
General and administrative costs	3,818	3,578	8,049	6,330
Other corporate expenses	994	329	1,209	952
Total operating expenses	65,030	62,117	131,687	123,555
Operating income	8,133	12,264	19,283	28,145
Other income/(expense)
Interest expense	(11,353)	(9,372)	(21,877)	(18,298)
Write off of deferred financing costs		(627)		(1,281)
Write off of call premium and redemption charges on 9% unsecured bond				(3,517)
Interest income	207	119	359	232
Income/(loss) before income taxes	(3,013)	2,384	(2,235)	5,281
Income taxes	(146)	(130)	(228)	(289)
Net income/(loss)	$ (3,159)	$ 2,254	$ (2,463)	$ 4,992
Earnings per share:
Basic:	$ (0.06)	$ 0.04	$ (0.04)	$ 0.09
Diluted:	$ (0.06)	$ 0.04	$ (0.04)	$ 0.09
Weighted average number of shares outstanding:
Basic:	55,656,304	55,531,831	55,601,772	55,488,984
Diluted:	55,656,304	55,905,571	55,601,772	55,862,724